Annual Fund Operating Expenses	Feb. 25, 2026
T. Rowe Price Blue Chip Growth ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.57%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.57%
T. Rowe Price Dividend Growth ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.50%
T. Rowe Price Equity Income ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.54%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.54%
T. Rowe Price Growth Stock ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.52%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.52%
T. Rowe Price U.S. Equity Research ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.34%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.34%